Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Aug. 27, 2012
Total Bond Market Trust B | Prospectus Series I, Series II and Series NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOTAL BOND MARKET TRUST B
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) (which represents the U.S. investment grade bond market).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if shares of the fund are held by separate accounts of certain John Hancock insurance companies that fund variable annuity and variable life insurance contracts. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. In subsequent periods, the fund’s expense ratio may increase due to decreases in fund assets attributable to redemptions and declines in portfolio valuation. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Index.
The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.
An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.
The fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.
The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.
The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:
•	U.S. Treasury and agency securities;

•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);

•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and

•	Foreign government and agency securities (if dollar-denominated).
The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.
The Barclays Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.
The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.
Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks —Hedging, derivatives and other strategic transactions risk” such as futures contracts, interest-rate swaps and options.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:
•	Credit and counterparty risk The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.
•	Economic and market events risk Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide.

•	Fixed-income securities risk Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

•	Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

•	Hedging, derivatives and other strategic transactions risk Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund may invest and the main risks associated with each of them:
Futures contracts Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.
Interest-rate swaps Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.
Options Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
•	Index management risk Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

•	Issuer risk An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

•	Mortgage-backed and asset-backed securities risk Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.
•	TBA mortgage contracts TBA mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The past performance of the fund is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Series NAV:
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4.81% (Quarter ended 9/30/2002) Worst Quarter: -2.52% (Quarter ended 6/30/2004)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2011
Total Bond Market Trust B | Prospectus Series I, Series II and Series NAV Shares | Series I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total fund operating Expenses	rr_ExpensesOverAssets	0.58%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1],[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.30%	[1]
Year 1	rr_ExpenseExampleYear01	31
Year 3	rr_ExpenseExampleYear03	158
Year 5	rr_ExpenseExampleYear05	296
Year 10	rr_ExpenseExampleYear10	699
One Year	rr_AverageAnnualReturnYear01	7.60%
Five Year	rr_AverageAnnualReturnYear05	6.66%
Ten Year	rr_AverageAnnualReturnYear10	5.71%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2012
Total Bond Market Trust B | Prospectus Series I, Series II and Series NAV Shares | Series II
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[1]
Total fund operating Expenses	rr_ExpensesOverAssets	0.78%	[1]
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[1],[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.50%	[1]
Year 1	rr_ExpenseExampleYear01	51
Year 3	rr_ExpenseExampleYear03	221
Year 5	rr_ExpenseExampleYear05	406
Year 10	rr_ExpenseExampleYear10	940
One Year	rr_AverageAnnualReturnYear01	7.60%
Five Year	rr_AverageAnnualReturnYear05	6.66%
Ten Year	rr_AverageAnnualReturnYear10	5.71%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Aug. 27, 2012
Total Bond Market Trust B | Prospectus Series I, Series II and Series NAV Shares | Series NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.47%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total fund operating Expenses	rr_ExpensesOverAssets	0.53%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[2]
Net fund operating expenses	rr_NetExpensesOverAssets	0.25%
Year 1	rr_ExpenseExampleYear01	26
Year 3	rr_ExpenseExampleYear03	142
Year 5	rr_ExpenseExampleYear05	268
Year 10	rr_ExpenseExampleYear10	638
2002	rr_AnnualReturn2002	9.95%
2003	rr_AnnualReturn2003	3.60%
2004	rr_AnnualReturn2004	4.05%
2005	rr_AnnualReturn2005	2.39%
2006	rr_AnnualReturn2006	4.07%
2007	rr_AnnualReturn2007	7.13%
2008	rr_AnnualReturn2008	5.79%
2009	rr_AnnualReturn2009	6.29%
2010	rr_AnnualReturn2010	6.50%
2011	rr_AnnualReturn2011	7.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.52%)
One Year	rr_AverageAnnualReturnYear01	7.60%
Five Year	rr_AverageAnnualReturnYear05	6.66%
Ten Year	rr_AverageAnnualReturnYear10	5.71%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005
Total Bond Market Trust B | Prospectus Series I, Series II and Series NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Ten Year	rr_AverageAnnualReturnYear10	5.78%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Apr. 29, 2005

[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2011, expenses are estimated.
[2]	Adviser contractually agrees until April 30, 2014 to waive certain fund expenses.